Summary of significant accounting policies (Details 3)	12 Months Ended
Jun. 30, 2012
Building and plant
Property, Plant and Equipment [Line Items]
Estimated Useful Life	20 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	10-20 years
Other equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	1-5 years
Transportation equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5-7 years